Interests of subsidiaries	12 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interests of subsidiaries
5	Interests in subsidiaries

Particulars of principal subsidiaries as of March 31, 2014 and 2015 are as follows:

Name of company	Place of incorpration and kind of legal entity	Particulars of issued capital registered capital	Percentage of capital held by the Company		Principal activities
			2014	2015
Bonso Electronics Limited * (“BEL”)	Hong Kong, limited liability company	HK$5,000,000 (US$641,026)	100%	100%	Investment holding, providing management and administrative support to the Group companies

Bonso Investment Limited (“BIL”)	Hong Kong, limited liability company	HK$3,000,000 (US$384,615)	100%	100%	Investment holding

Bonso Electronics (Shenzhen) Company, Limited (“BESCL”)	PRC, limited liability company	US$12,621,222	100%	100%	Investment holding

Bonso Advanced Technology Limited * (“BATL”)	Hong Kong, limited liability company	HK$1,000,000 (US$128,205)	100%	100%	Investment holding, and trading of scales and pet electronics products

Bonso Advanced Technology (Xinxing) Company, Limited (“BATXXCL”)	PRC, limited liability company	US$10,000,000	100%	100%	Production of scales and pet electronics products

Bonso Technology (Shenzhen) Company, Limited (“BTL”)	PRC, limited liability company	HK$200,000	100%	100%	Product development

Xinxing An Bang Metal and Plastic Manufacturing Company Limited (“ANB”)	PRC, limited liability company	HK$500,000	100%	100%	Employs workers for assembly of scales and pet electronics products

* Shares directly held by the Company